Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Indirect tax receivables and related prepaid expenses	$ 67,408	$ 46,802
Prepaid expenses	13,040	14,805
Derivative instruments asset	1,449	0
Other	2,716	2,360
Prepaid expenses and other current assets	$ 84,613	$ 63,967